Federated Hermes Kaufmann Fund II
Portfolio of Investments
September 30, 2023 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—92.1%
		Communication Services—1.8%
4,480	[1]	Alphabet, Inc., Class A	$ 586,253
2,275	[1]	Baidu, Inc., ADR	305,646
10,100		Infrastrutture Wireless Italiane SPA	119,913
7,457	[1]	Pinterest, Inc.	201,563
900	[1]	Take-Two Interactive Software, Inc.	126,351
27,100	[2]	Universal Music Group	704,729
4,400	[1]	ZoomInfo Technologies, Inc.	72,160
		TOTAL	2,116,615
		Consumer Discretionary—8.3%
2,800	[1]	Airbnb, Inc.	384,188
6,350	[1]	Alibaba Group Holding Ltd., ADR	550,799
8,021	[1]	Amazon.com, Inc.	1,019,630
400	[1]	Chipotle Mexican Grill, Inc.	732,732
4,000		Choice Hotels International, Inc.	490,040
1,200	[1]	Etsy, Inc.	77,496
3,145	[1]	Five Below, Inc.	506,031
4,600	[1]	Floor & Decor Holdings, Inc.	416,300
6,500		Las Vegas Sands Corp.	297,960
1,850	[1]	Lululemon Athletica, Inc.	713,378
258	[1]	Mercadolibre, Inc.	327,113
8,400		Moncler S.p.A	487,582
590,000		NagaCorp Ltd.	282,618
2,500		Nike, Inc., Class B	239,050
3,810	[1]	Planet Fitness, Inc.	187,376
63,008	[1,2]	Sportradar Group AG	630,710
500		Vail Resorts, Inc.	110,945
12,431		Wingstop, Inc.	2,235,591
		TOTAL	9,689,539
		Consumer Staples—1.9%
1,285		Costco Wholesale Corp.	725,974
14,800	[1]	Kenvue, Inc.	297,184
2,003	[1]	Maplebear, Inc.	59,469
12,800		Philip Morris International, Inc.	1,185,024
		TOTAL	2,267,651
		Energy—2.9%
8,035		Cheniere Energy, Inc.	1,333,489
60,800		New Fortress Energy, Inc.	1,993,024
		TOTAL	3,326,513
		Financials—8.6%
19,100		Apollo Global Management, Inc.	1,714,416
1,500		BlackRock, Inc.	969,735
173,500	[1]	Blue Owl Capital, Inc.	2,248,560
53,800		FinecoBank Banca Fineco SPA	653,195
17,900		Hamilton Lane, Inc.	1,618,876
11,899		London Stock Exchange Group PLC	1,194,503
1,280		MSCI, Inc., Class A	656,742
2,450		S&P Global, Inc.	895,255
		TOTAL	9,951,282

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—38.2%
27,900	[1]	89Bio, Inc.	$ 430,776
2,800		Abbott Laboratories	271,180
6,565	[1]	Acrivon Therapeutics, Inc.	62,761
58,700	[1,3]	Albireo Pharma CVR, Rights	126,205
33,157	[1]	Ambrx Biopharma, Inc., ADR	381,306
29,100	[1]	Amphastar Pharmaceuticals, Inc.	1,338,309
8,082	[1]	Amylyx Pharmaceuticals, Inc.	147,981
8,280	[1]	Annexon, Inc.	19,541
62,476	[1]	Arcturus Therapeutics Holdings, Inc.	1,596,262
15,870	[1]	Argenx SE	7,715,375
170	[1]	Argenx SE, ADR	83,577
1,900		AstraZeneca PLC	255,696
120,600	[1]	aTyr Pharma, Inc.	190,548
7,369	[1]	Century Therapeutics, Inc.	14,738
56,475	[1,3]	Contra Akouos, Inc., Rights	44,615
40,800	[1]	Corcept Therapeutics, Inc.	1,111,596
5,100	[1,2]	CRISPR Therapeutics AG	231,489
9,700		Danaher Corp.	2,406,570
10,400	[1]	Denali Therapeutics, Inc.	214,552
30,525	[1]	Dexcom, Inc.	2,847,982
168,000	[1]	Dynavax Technologies Corp.	2,481,360
14,160	[1]	EDAP TMS S.A., ADR	99,403
3,800		Eli Lilly & Co.	2,041,094
1,300	[1]	Establishment Labs Holdings, Inc.	63,791
14,100	[1]	Fusion Pharmaceuticals, Inc.	36,660
39,400	[1]	Fusion Pharmaceuticals, Inc.	102,440
104,689	[1]	Fusion Pharmaceuticals, Inc.	272,191
985	[1]	Genmab A/S	348,572
14,300	[1]	Guardant Health, Inc.	423,852
37,900	[1]	IDEAYA Biosciences, Inc.	1,022,542
1,000	[1]	IDEXX Laboratories, Inc.	437,270
4,257	[1]	Immunovant, Inc.	163,426
6,400	[1]	Inspire Medical Systems, Inc.	1,270,016
2,900	[1]	Insulet Corp.	462,521
20,101	[1]	Intellia Therapeutics, Inc.	635,594
2,000	[1]	Intuitive Surgical, Inc.	584,580
4,307	[1,3]	Laronde, Inc.	93,398
21,643	[1]	Legend Biotech Corp., ADR	1,453,760
24,700	[1]	Merus NV	582,426
17,225	[1]	Minerva Neurosciences, Inc.	118,853
4,050	[1,3]	Minerva Neurosciences, Inc.	27,945
14,250	[1,2]	Moonlake Immunotherapeutics	812,250
7,600	[1]	Morphic Holding, Inc.	174,116
7,400	[1]	Natera, Inc.	327,450
9,400		Novo Nordisk A/S	855,079
19,764	[1]	Orchard Therapeutics PLC, ADR	153,369
210	[1]	Penumbra, Inc.	50,801
859	[1]	Privia Health Group, Inc.	19,757
35,326	[1]	Regulus Therapeutics, Inc.	48,750
1,382		Regulus Therapeutics, Inc.	190,716
15,752	[1]	Regulus Therapeutics, Inc.	21,738
4,600	[1]	Repligen Corp.	731,446
66,912	[1]	Rezolute, Inc.	88,324
17,262	[1]	Rezolute, Inc.	22,786

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
31,335	[1]	Rhythm Pharmaceuticals, Inc.	$ 718,355
12,800	[1]	Sarepta Therapeutics, Inc.	1,551,616
31,700	[1]	Scynexis, Inc.	72,276
225,434	[1]	Seres Therapeutics, Inc.	536,533
21,480	[1]	Structure Therapeutics, Inc.	268,285
12,700	[1]	Structure Therapeutics, Inc., ADR	640,334
1,500		Stryker Corp.	409,905
12,300	[1]	Tela Bio, Inc.	98,400
26,500	[1]	Ultragenyx Pharmaceutical, Inc.	944,725
1,296		UnitedHealth Group, Inc.	653,430
1,200	[1]	Vaxcyte, Inc.	61,176
5,500	[1]	Veeva Systems, Inc.	1,118,975
34,166	[1]	Verona Pharma PLC, ADR	556,906
33,970	[1]	Verve Therapeutics, Inc.	450,442
23,700	[1]	Zentalis Pharmaceuticals, Inc.	475,422
		TOTAL	44,266,115
		Industrials—9.2%
16,000		ABB Ltd.	571,780
2,150		Comfort Systems USA, Inc.	366,382
6,750		Eaton Corp. PLC	1,439,640
3,600	[1]	Generac Holdings, Inc.	392,256
5,200	[1]	GXO Logistics, Inc.	304,980
9,133		HEICO Corp.	1,478,907
751		Old Dominion Freight Lines, Inc.	307,264
913		Owens Corning, Inc.	124,542
11,900		Quanta Services, Inc.	2,226,133
7,000		Trane Technologies PLC	1,420,370
2,500	[1]	Veralto Corp.	211,400
10,400		Wabtec Corp.	1,105,208
7,527		Xylem, Inc.	685,183
		TOTAL	10,634,045
		Information Technology—9.8%
825	[1]	Adobe, Inc.	420,667
400	[1]	Advanced Micro Devices, Inc.	41,128
6,088	[1]	Alteryx, Inc.	229,457
5,490	[1]	ARM Holdings PLC, ADR	293,825
2,721	[1]	Confluent, Inc.	80,569
4,150	[1]	Crowdstrike Holdings, Inc.	694,627
5,000	[1]	Datadog, Inc.	455,450
17,800	[1]	HashiCorp, Inc.	406,374
700		Marvell Technology, Inc.	37,891
382		Microsoft Corp.	120,616
12,800	[1]	Okta, Inc.	1,043,328
3,594	[1]	Palo Alto Networks, Inc.	842,577
5,774	[1]	Q2 Holdings, Inc.	186,327
2,100	[1]	Rogers Corp.	276,087
1,400	[1]	Salesforce, Inc.	283,892
2,850	[1]	ServiceNow, Inc.	1,593,036
18,000	[1]	Shopify, Inc.	982,260
12,000	[1]	Splunk, Inc.	1,755,000
1,300		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	112,970
2,283	[1]	Tyler Technologies, Inc.	881,558
2,800	[1]	Workday, Inc.	601,580
		TOTAL	11,339,219

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—5.0%
40,252		Agnico Eagle Mines Ltd.	$ 1,829,453
53,449		Barrick Gold Corp.	777,683
700		Martin Marietta Materials	287,336
30,639		Newmont Corp.	1,132,111
5,200		Sherwin-Williams Co.	1,326,260
3,400		Westlake Corp.	423,878
		TOTAL	5,776,721
		Real Estate—5.5%
29,500		Americold Realty Trust, Inc.	897,095
29,000	[1]	CoStar Group, Inc.	2,229,810
8,027		Easterly Government Properties, Inc.	91,749
5,000		Gaming and Leisure Properties, Inc.	227,750
42,144		Physicians Realty Trust	513,735
6,400		ProLogis, Inc.	718,144
4,700		Ryman Hospitality Properties, Inc.	391,416
7,245		STAG Industrial, Inc.	250,025
38,500		VICI Properties, Inc.	1,120,350
		TOTAL	6,440,074
		Utilities—0.9%
5,100		American Electric Power Co., Inc.	383,622
7,600		Duke Energy Corp.	670,776
		TOTAL	1,054,398
		TOTAL COMMON STOCKS (IDENTIFIED COST $69,660,899)	106,862,172
		U.S. TREASURIES—2.8%
		U.S. Treasury Notes—2.8%
$3,100,000		United States Treasury Note, 3.875%, 8/15/2033	2,929,016
259,000		United States Treasury Note, 4.375%, 10/31/2024	256,068
		TOTAL U.S. TREASURIES (IDENTIFIED COST $3,266,892)	3,185,084
		CORPORATE BONDS—0.9%
		Consumer Discretionary—0.4%
124,000		Airbnb, Inc., Conv. Bond, 0.000%, 3/15/2026	109,710
200,000		Mercadolibre, Inc., Sr. Unsecd. Note, 2.375%, 1/14/2026	182,744
200,000		NagaCorp Ltd., Sr. Unsecd. Note, 7.950%, 7/6/2024	194,010
		TOTAL	486,464
		Industrials—0.1%
86,000		Fiverr International Ltd., Conv. Bond, 0.000%, 11/1/2025	75,306
		Information Technology—0.4%
125,000		DocuSign, Inc., Conv. Bond, 0.000%, 1/15/2024	122,522
145,000		Okta, Inc., Conv. Bond, 0.125%, 9/1/2025	131,484
95,000		RingCentral, Inc., Conv. Bond, 6.220%, 3/1/2025	87,476
145,000		Shopify, Inc., Conv. Bond, 0.125%, 11/1/2025	128,327
		TOTAL	469,809
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,009,505)	1,031,579
		PREFERRED STOCKS—0.7%
		Financials—0.1%
2,715		JPMorgan Chase & Co., 5.750%	64,644
2,890		Wells Fargo & Co., 5.625%	66,123
		TOTAL	130,767
		Health Care—0.3%
53,840	[3]	CeQur S.A.	240,346
32,229		Regulus Therapeutics, Inc.	44,476
		TOTAL	284,822

Shares or Principal Amount			Value
		PREFERRED STOCKS—continued
		Industrials—0.2%
10,000		FTAI Aviation Ltd.	$ 245,900
		Real Estate—0.1%
3,100		Public Storage, 4.000%	53,258
2,700		Public Storage, 4.625%	53,190
2,600		Rexford Industrial Realty, Inc., 5.875%	55,120
		TOTAL	161,568
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $963,990)	823,057
	[1]	WARRANTS—0.2%
		Health Care—0.2%
11,450		Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 2/8/2024	0
5,250	[3]	Minerva Neurosciences, Inc., Warrants, Expiration Date 12/31/2099	36,225
5,696		Rezolute, Inc., Warrants, Expiration Date 10/8/2027	1,169
1,400		Rezolute, Inc., Warrants, Expiration Date 1/1/2099	1,848
44,952		Rezolute, Inc., Warrants, Expiration Date 12/31/2099	59,337
26,500		Scynexis, Inc., Warrants, Expiration Date 5/21/2024	3,850
53,000		Scynexis, Inc., Warrants, Expiration Date 1/1/2099	120,840
644		Scynexis, Inc., Warrants, Expiration Date 4/26/2029	1,100
		TOTAL WARRANTS (IDENTIFIED COST $563,503)	224,369
		REPURCHASE AGREEMENTS—4.2%
$4,055,000		Interest in $1,894,000,000 joint repurchase agreement 5.30%, dated 9/29/2023 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,894,836,517 on 10/2/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2048 and the market value of those underlying securities was $1,932,733,247.	4,055,000
108,614		Interest in $1,894,000,000 joint repurchase agreement 5.30%, dated 9/29/2023 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,894,836,517 on 10/2/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2048 and the market value of those underlying securities was $1,932,733,247 (purchased with proceeds from securities lending collateral).	108,614
723,310		Interest in $1,894,000,000 joint repurchase agreement 5.30%, dated 9/29/2023 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,894,836,517 on 10/2/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2048 and the market value of those underlying securities was $1,932,733,247 (purchased with proceeds from securities lending collateral).	723,310
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $4,886,924)	4,886,924
		TOTAL INVESTMENT IN SECURITIES—100.9% (IDENTIFIED COST $80,351,713)	117,013,185
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[4]	(1,040,206)
		TOTAL NET ASSETS—100%	$115,972,979

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended September 30, 2023, were as follows:
Affiliated	Value as of 12/31/2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 9/30/2023	Shares Held as of 9/30/2023	Dividend Income
Health Care:
Amphastar Pharmaceuticals, Inc.	$938,110	$103,642	$(404,364)	$485,291	$215,630	$1,338,309	29,100	$—
Annexon, Inc.	$298,826	$—	$(154,833)	$530,576	$(655,028)	$19,541	8,280	$—
Arcturus Therapeutics Holdings, Inc.	$1,106,284	$144,720	$(378,693)	$938,594	$(214,643)	$1,596,262	62,476	$—
aTyr Pharma, Inc.	$145,854	$167,324	$(40,538)	$40,298	$(122,390)	$190,548	120,600	$—
Dynavax Technologies Corp.	$2,070,948	$—	$(371,890)	$639,620	$142,682	$2,481,360	168,000	$—
Fusion Pharmaceuticals, Inc.	$44,415	$—	$—	$(7,755)	$—	$36,660	14,100	$—
Fusion Pharmaceuticals, Inc.	$—	$133,960	$—	$(31,520)	$—	$102,440	39,400	$—
Fusion Pharmaceuticals, Inc.	$—	$437,600	$—	$(165,409)	$—	$272,191	104,689	$—
IDEAYA Biosciences, Inc.	$657,754	$140,600	$(130,067)	$333,338	$20,917	$1,022,542	37,900	$—
Merus NV	$762,594	$88,000	$(502,100)	$312,643	$(78,711)	$582,426	24,700	$—
Minerva Neurosciences, Inc.	$27,388	$—	$—	$91,465	$—	$118,853	17,225	$—
Minerva Neurosciences, Inc.	$—	$40,500	$—	$(12,555)	$—	$27,945	4,050	$—
Minerva Neurosciences, Inc., Warrants, Expira- tion Date 12/31/2099	$—	$52,447	$—	$(16,222)	$—	$36,225	5,250	$—
Regulus Therapeutics, Inc.	$44,154	$—	$—	$322	$—	$44,476	32,229	$—
Regulus Therapeutics, Inc.	$48,397	$—	$—	$353	$—	$48,750	35,326	$—
Regulus Therapeutics, Inc.	$—	$124,394	$—	$66,322	$—	$190,716	1,382	$—
Regulus Therapeutics, Inc.	$—	$14,178	$—	$7,560	$—	$21,738	15,752	$—
Rezolute, Inc.	$174,240	$—	$(22,786)	$(63,130)	$—	$88,324	66,912	$—
Rezolute, Inc., Warrants, Expiration Date 10/8/2027	$3,452	$—	$—	$(2,283)	$—	$1,169	5,696	$—
Rezolute, Inc., Warrants, Expiration Date 1/1/2099	$2,898	$—	$—	$(1,050)	$—	$1,848	1,400	$—
Rezolute, Inc., Warrants, Expiration Date 12/31/2099	$93,051	$—	$—	$(33,714)	$—	$59,337	44,952	$—
Rhythm Pharmaceuticals, Inc.	$3,316,768	$—	$(2,091,355)	$(1,586,992)	$1,079,934	$718,355	31,335	$—
Scynexis, Inc.	$63,826	$—	$(21,141)	$320,594	$(291,003)	$72,276	31,700	$—
Scynexis, Inc., Warrants, Expiration Date 5/21/2024	$1,200	$—	$—	$2,650	$—	$3,850	26,500	$—
Scynexis, Inc., Warrants, Expiration Date 4/26/2029	$570	$—	$—	$530	$—	$1,100	644	$—
Scynexis, Inc., Warrants, Expiration Date 1/1/2099	$82,680	$—	$—	$38,160	$—	$120,840	53,000	$—
Seres Therapeutics, Inc.	$1,978,480	$71,504	$(611,346)	$(510,051)	$(392,054)	$536,533	225,434	$—
Affiliated issuers no longer in the portfolio at period end	$4,668,053	$1,787,585	$(6,540,398)	$(690,732)	$775,492	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$16,529,942	$3,306,454	$(11,269,511)	$686,903	$480,826	$9,734,614	1,208,032	$—

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of September 30, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$766,238	$831,924

3
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$79,643,172	$—	$264,218	$79,907,390
International	13,765,740	13,189,042	—	26,954,782
Preferred Stocks
International	245,900	—	240,346	486,246
Domestic	336,811	—	—	336,811
Debt Securities:
U.S. Treasuries	—	3,185,084	—	3,185,084
Corporate Bonds	—	1,031,579	—	1,031,579
Warrants	101,260	123,109	—	224,369
Repurchase Agreements	831,924	4,055,000	—	4,886,924
TOTAL SECURITIES	$94,924,807	$21,583,814	$504,564	$117,013,185

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ARM	—Adjustable Rate Mortgage
CVR	—Contingent Value Right
PLC	—Public Limited Company